Other current liabilities	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
Other current liabilities	28. Other current liabilities

	2023	2022
Derivatives	—	316
Employee withholding taxes	2,224	1,830
Value added tax	10,203	7,617
Other	1,446	2,060
Total	13,873	11,823